SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2013
Segmented Information
NOTE 14. SEGMENTED INFORMATION

On November 4, 2011, the Company ceased all operations on its drug development business and adopted a new corporate development strategy that changed the business operation of the Company to digital media and digital education with an intense focus on China. Results of operations are reported on a consolidated basis for segment reporting purposes. Consolidated disclosures about revenue streams and long-lived assets by geographic area are seen below.

Revenues

The Company derived revenues from royalties and from consulting services for the year ended September 30, 2013, 2012 and 2011.

	Years ended September 30,
Revenue Stream	2013	2012	2011

Disposal of Indaflex rights (Mexico)	$760,329	$166,803	$158,166
Consulting Fees (North America)	-	-	25,337
Gross Operating Revenue	760,329	166,803	183,503

Other non-operating revenue:
Forgo Salary	106,377	117,300	-
Gain from disposal of fixed assets	-	67,077	-
Legal Settlement	-	59,949	-
Interest Income	2,704	683	-

Total Revenues and Non-Operating Revenues	$869,410	$411,812	$183,503

	Years ended September 30,
Long Lived Assets	2013	2012	2011
North America	$-	$-	$9,790
Asia	20,518	-	-
Total Long Lived Assets	$20,518	$-	$9,790